RETIREMENT PLAN	12 Months Ended
Dec. 31, 2012
RETIREMENT PLAN
RETIREMENT PLAN

NOTE 12 — RETIREMENT PLAN

The Corporation has established a 401(k) profit sharing plan.  Employees who have completed three months of service and attained the age of 18 are eligible to participate in the plan.  Eligible employees can elect to have a portion, not to exceed 80%, of their annual compensation paid into the plan.  In addition, the Corporation may make discretionary contributions into the plan.  Retirement plan contributions charged to operations totaled $161,000, $125,000, and $110,000 in 2012, 2011, and 2010, respectively.